Financial Obligations (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Financial Obligationstext Block [Abstract]
Schedule of financial obligations
	Currency	Nominal interest rate	Maturity	2021	2020
		%		S/(000)	S/(000)

Short-term promissory notes (b)
Banco de Crédito del Perú	US$	1.80%	July 8,2022	71,964
Banco de Crédito del Perú	US$	2.20%	July 8,2021	-	65,232
Banco de Crédito del Perú	S/	2.62%	January 10, 2022	79,500	79,500
Banco de Crédito del Perú	S/	2.62%	January 10, 2022	79,500	79,500
Banco de Crédito del Perú	S/	1.55%	December 23, 2022	110,000	-
Banco de Crédito del Perú	S/	1.55%	December 23, 2022	110,000	-
				450,964	224,232

Senior Notes (c)
Principal, net of issuance costs	US$	4.50%	February 8, 2023	525,420	475,491
Principal, net of issuance costs	S/	6.69%	February 1, 2029	259,563	259,502
Principal, net of issuance costs	S/	6.84%	February 1, 2034	309,408	309,359
				1,094,391	1,044,352
Maturity
Current portion				450,964	65,232
Non-current portion				1,094,391	1,203,352
				1,545,355	1,268,584